Inventory (Details) - Schedule of Inventory - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventory [Abstract]
Work in progress	$ 565	$ 546
Raw materials	60	61
Inventory, Net	$ 625	$ 607